Fees Summary	Feb. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,582,230
Previously Paid Amount	0.00
Total Fee Amount	770.91
Total Offset Amount	0.00
Net Fee	770.91
Narrative - Max Aggregate Offering Price	$ 5,582,230
Final Prospectus	true